Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NORTHERN FUNDS
Prospectus Date	rr_ProspectusDate	Jul. 31, 2020
NORTHERN STOCK INDEX FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	STOCK INDEX FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide investment results approximating the aggregate price and dividend performance of the securities included in the S&P 500® Index.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2021
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 5.15% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	5.15%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Other Expenses have been restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, the Fund will invest substantially all (and at least 80%) of its net assets in the equity securities included in the S&P 500® Index, in weightings that approximate the relative composition of the securities contained in the S&P 500 Index, and in S&P 500 Index futures approved by the Commodity Futures Trading Commission.

The S&P 500 Index is a free float-adjusted market capitalization index consisting of 500 stocks and is a widely recognized common measure of the performance of the overall U.S. stock market. As of May 31, 2020, the approximate market capitalization range of the companies included in the S&P 500 Index was between approximately $1.6 billion and $1.4 trillion. It is rebalanced quarterly. The Fund’s benchmark index will be rebalanced as described under normal market conditions. During periods of market disruption or other abnormal market conditions, the rebalancing or reconstitution of the Fund’s benchmark index may be delayed.

The Fund is passively managed, which means it tries to duplicate the investment composition and performance of the S&P 500 Index using computer programs and statistical procedures. NTI will buy and sell securities in response to changes in the S&P 500 Index. The Fund invests in substantially all of the securities in the S&P 500 Index in approximately the same proportion as the index (i.e., replication). Because the Fund will have fees and transaction expenses (while the S&P 500 Index has none), returns are likely to be below those of the S&P 500 Index.

NTI expects that, under normal circumstances, the quarterly performance of the Fund, before expenses, will track the performance of the S&P 500 Index within a 0.95 correlation coefficient.

		S&P® Global Ratings (“S&P”) does not endorse any of the securities in the S&P 500 Index. It is not a sponsor of the Stock Index Fund and is not affiliated with the Fund in any way.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any investment, you could lose all or part of your investment in the Fund, and the Fund’s performance could trail that of other investments. The Fund is subject to certain risks, including the principal risks noted below, any of which may adversely affect the Fund’s net asset value (“NAV”), total return and ability to meet its investment objective. Each risk noted below is considered a principal risk of investing in the Fund, regardless of the order in which it appears. The significance of each risk factor below may change over time and you should review each risk factor carefully.

MARKET RISK is the risk that the value of the Fund’s investments may increase or decrease in response to expected, real or perceived economic, political or financial events in the U.S. or global markets. The frequency and magnitude of such changes in value cannot be predicted. Certain securities and other investments held by the Fund may experience increased volatility, illiquidity, or other potentially adverse effects in response to changing market conditions, inflation, changes in interest rates, lack of liquidity in the bond or equity markets, volatility in the equity markets, market disruptions caused by local or regional events such as war, acts of terrorism, the spread of infectious illness (including epidemics and pandemics) or other public health issues, recessions or other events or adverse investor sentiment or other political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide due to increasingly interconnected global economies and financial markets.

LARGE CAP STOCK RISK is the risk that large-capitalization stocks as a group could fall out of favor with the market, causing the Fund to underperform investments that focus solely on small- or medium-capitalization stocks. In addition, larger companies may grow more slowly or be slower to respond to business developments than smaller companies.

TRACKING RISK is the risk that the Fund’s performance may vary substantially from the performance of the benchmark index it tracks as a result of share purchases and redemptions, transaction costs, expenses and other factors.

SECTOR RISK is the risk that companies in similar businesses may be similarly affected by particular economic or market events, which may, in certain circumstances, cause the value of securities of all companies in a particular sector of the market to decrease. While the Fund may not concentrate in any one industry, the Fund may invest without limitation in a particular market sector.
  TECHNOLOGY SECURITIES RISK is the risk that securities of technology companies may be subject to greater price volatility than securities of companies in other sectors. These securities may fall in and out of favor with investors rapidly, which may cause sudden selling and dramatically lower market prices. Technology securities also may be affected adversely by changes in technology, consumer and business purchasing patterns, government regulation and/or obsolete products or services.
  HEALTH CARE SECURITIES RISK is the risk that because the Fund has a significant allocation to the health care sector, it may be vulnerable to setbacks in the industries in that sector. Health care companies may be negatively affected by scientific or technological developments, research and development costs, increased competition within the health care sector, rapid product obsolescence and patent expirations. The price of securities of health care companies may fluctuate widely due to changes in legislation or other government regulations, including uncertainty regarding health care reform and its long-term impact, reductions in government funding and the unpredictability of winning government approvals.
MANAGEMENT RISK is the risk that a strategy used by the Fund’s investment adviser may fail to produce the intended results or that imperfections, errors or limitations in the tools and data used by the investment adviser may cause unintended results.

CYBERSECURITY RISK is the risk of an unauthorized breach and access to Fund assets, Fund or customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Fund, the investment adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality or prevent Fund investors from purchasing, redeeming or exchanging shares or receiving distributions. The Fund and its investment adviser have limited ability to prevent or mitigate cybersecurity incidents affecting third party service providers, and such third-party service providers may have limited indemnification obligations to the Fund or its investment adviser. Successful cyber-attacks or other cyber-failures or events affecting the Fund or its service providers may adversely impact and cause financial losses to the Fund or its shareholders. Issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of these securities could decline if the issuers experience cyber-attacks or other cyber-failures.

LARGE SHAREHOLDER RISK is the risk that the Fund may experience adverse effects when certain large shareholders, including funds or accounts over which the Fund’s investment adviser or an affiliate of the investment adviser has investment discretion, purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions, which may occur rapidly and unexpectedly, may cause the Fund to sell its securities at times it would not otherwise do so, which may negatively impact its liquidity and/or NAV. Such sales may also accelerate the realization of taxable income to shareholders if these sales result in gains, and may also increase transaction costs. In addition, large redemptions could lead to an increase in the Fund’s expense ratio due to expenses being allocated over a smaller asset base. Large purchases of the Fund’s shares may also adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

		As with any mutual fund, it is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund, it is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table that follow provide an indication of the risks of investing in the Fund by showing (A) changes in the performance of the Fund from year to year, and (B) how the average annual total returns of the Fund compare to those of a broad-based securities market index.

The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

		Updated performance information for the Fund is available and may be obtained on the Fund’s website at northerntrust.com/funds or by calling 800-595-9111.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow provide an indication of the risks of investing in the Fund by showing (A) changes in the performance of the Fund from year to year, and (B) how the average annual total returns of the Fund compare to those of a broad-based securities market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-595-9111
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	northerntrust.com/funds
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	CALENDAR YEAR TOTAL RETURN*
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	* Year to date total return for the six months ended June 30, 2020 is (3.14)%. For the periods shown in the bar chart above, the highest quarterly return was 13.62% in the first quarter of 2019, and the lowest quarterly return was (13.93)% in the third quarter of 2011.
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURN (For the periods ended December 31, 2019)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

		In calculating the federal income taxes due on redemptions, capital gains taxes resulting from redemptions are subtracted from the redemption proceeds and the tax benefits from capital losses resulting from the redemptions are added to the redemption proceeds.
NORTHERN STOCK INDEX FUND | NORTHERN STOCK INDEX FUND
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fees	rr_ManagementFeesOverAssets	0.08%
Other Expenses	rr_OtherExpensesOverAssets	0.05%	[1]
Transfer Agent Fees	rr_Component1OtherExpensesOverAssets	0.04%
Other Operating Expenses	rr_Component3OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.13%	[1]
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[2]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.10%	[2]
1 Year	rr_ExpenseExampleYear01	$ 10
3 Years	rr_ExpenseExampleYear03	39
5 Years	rr_ExpenseExampleYear05	70
10 Years	rr_ExpenseExampleYear10	$ 163
2010	rr_AnnualReturn2010	14.82%
2011	rr_AnnualReturn2011	1.89%
2012	rr_AnnualReturn2012	15.86%
2013	rr_AnnualReturn2013	32.23%
2014	rr_AnnualReturn2014	13.55%
2015	rr_AnnualReturn2015	1.29%
2016	rr_AnnualReturn2016	11.88%
2017	rr_AnnualReturn2017	21.71%
2018	rr_AnnualReturn2018	(4.50%)
2019	rr_AnnualReturn2019	31.35%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year to date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2020
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(3.14%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.62%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(13.93%)
1-Year	rr_AverageAnnualReturnYear01	31.35%
5-Year	rr_AverageAnnualReturnYear05	11.59%
10-Year	rr_AverageAnnualReturnYear10	13.41%
Since Inception	rr_AverageAnnualReturnSinceInception	8.48%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 07, 1996
NORTHERN STOCK INDEX FUND | Returns after taxes on distributions | NORTHERN STOCK INDEX FUND
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	30.55%
5-Year	rr_AverageAnnualReturnYear05	10.63%
10-Year	rr_AverageAnnualReturnYear10	12.69%
Since Inception	rr_AverageAnnualReturnSinceInception	7.83%
NORTHERN STOCK INDEX FUND | Returns after taxes on distributions and sale of Fund shares | NORTHERN STOCK INDEX FUND
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	19.04%
5-Year	rr_AverageAnnualReturnYear05	8.96%
10-Year	rr_AverageAnnualReturnYear10	11.06%
Since Inception	rr_AverageAnnualReturnSinceInception	7.07%
NORTHERN STOCK INDEX FUND | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	31.49%
5-Year	rr_AverageAnnualReturnYear05	11.70%
10-Year	rr_AverageAnnualReturnYear10	13.56%
Since Inception	rr_AverageAnnualReturnSinceInception	8.93%

[1]	Other Expenses have been restated to reflect current fees. The “Total Annual Fund Operating Expenses” does not correlate to the ratio to average net assets of expenses before reimbursements and credits in the Fund’s annual report, which does not reflect the restatement of other expenses to reflect current fees.
[2]	Northern Trust Investments, Inc. (“NTI” or the “Investment Adviser”) has contractually agreed to reimburse a portion of the operating expenses of the Fund (other than certain excepted expenses, i.e., Acquired Fund Fees and Expenses, the compensation paid to each Independent Trustee of the Trust, expenses of third party consultants engaged by the Board of Trustees, membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum, expenses in connection with the negotiation and renewal of the revolving credit facility, extraordinary expenses and interest) to the extent the “Total Annual Fund Operating Expenses” exceed 0.10%. This contractual limitation may not be terminated before July 31, 2021 without the approval of the Board of Trustees.